UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 28, 2013



Click here if Amendment: [  ]; Amendment Number: _____________________


This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
	Name:		Viking Fund Management, LLC
	Address:	1 Main Street North
			Minot, ND 58703


Form 13F File Number: 28-15008


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
	Name:	Kevin M. Flagstad
	Title:	Chief Compliance Officer
	Phone:	701-852-5292


Signature, Place, and Date of Signing:
	/s/ Kevin M. Flagstad	Minot, ND	5/6/13
	[Signature]		[City, State]	[Date]


Report Type (Check only one):
	[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	[  ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
	[  ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:
	Number of Other Included Managers:	0
	Form 13F Information Table Entry Total:	42
	Form 13F Information Table Value Total:	506,855
	(thousands)


List of Other Included Managers:	None

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
FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/   SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS        CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MGRS  SOLE      SHARED NONE
---------------------------------- --------------------- --------- -------- --------- --- ---- ------- ----- --------- ------ ----
AGRIUM                             Common Stock          008916108 8385     86000     SH       SOLE          86000
ARCHER DANIELS MIDLAND             Common Stock          039483102 13155    390000    SH       SOLE          390000
ATWOOD OCEANICS INC                Common Stock          050095108 7881     150000    SH       SOLE          150000
BASIC ENERGY SERVICES, INC         Common Stock          06985P100 3651     267105    SH       SOLE          267105
C&J ENERGY SERVICES INC            Common Stock          12467B304 12389    541000    SH       SOLE          541000
CAMERON INTL CORP                  Common Stock          13342B105 22168    340000    SH       SOLE          340000
CANADIAN PACIFIC RAILWAY LTD       Common Stock          13645T100 6393     49000     SH       SOLE          49000
CARBO CERAMICS INC.                Common Stock          140781105 1912     21000     SH       SOLE          21000
CONTINENTAL RESOURCES INC          Common Stock          212015101 22602    260000    SH       SOLE          260000
DRESSER-RAND GROUP, INC            Common Stock          261608103 10482    170000    SH       SOLE          170000
ENBRIDGE INC                       Common Stock          29250N105 9866     212000    SH       SOLE          212000
ENSCO PLC                          SHS CLASS A           G3157S106 12720    212000    SH       SOLE          212000
EOG RESOURCES INC                  Common Stock          26875P101 8325     65000     SH       SOLE          65000
FLUOR CORP                         Common Stock          343412102 10215    154000    SH       SOLE          154000
HALLIBURTON COMPANY                Common Stock          406216101 22104    547000    SH       SOLE          547000
HELMERICH & PAYNE, INC.            Common Stock          423452101 6677     110000    SH       SOLE          110000
KINDER MORGAN INC                  Common Stock          49456B101 17213    445000    SH       SOLE          445000
KODIAK OIL & GAS CORPORATION       Common Stock          50015Q100 26997    2970000   SH       SOLE          2970000
LUFKIN INDUSTRIES, INC.            Common Stock          549764108 10954    165000    SH       SOLE          165000
MCDERMOTT INTL INC                 Common Stock          580037109 8792     800000    SH       SOLE          800000
MDU RESOURCES GROUP INC            Common Stock          552690109 17968    719000    SH       SOLE          719000
MOSAIC COMPANY                     Common Stock          61945C103 10551    177000    SH       SOLE          177000
NATIONAL OILWELL INC.              Common Stock          637071101 27133    383500    SH       SOLE          383500
OASIS PETROLEUM INC                Common Stock          674215108 26078    685000    SH       SOLE          685000
OIL STATES INTERNATIONAL INC       Common Stock          678026105 16559    203000    SH       SOLE          203000
ONEOK INC. NEW                     Common Stock          682680103 9629     202000    SH       SOLE          202000
PHILLIPS 66                        Common Stock          718546104 10216    146000    SH       SOLE          146000
PIONEER NATURAL RESOURCES CO       Common Stock          723787107 5343     43000     SH       SOLE          43000
POTASH SASK                        Common Stock          73755L107 9813     250000    SH       SOLE          250000
SCHLUMBERGER LTD.                  Common Stock          806857108 17150    229000    SH       SOLE          229000
SILICA HOLDINGS, INC               Common Stock          90346E103 2075     88000     SH       SOLE          88000
SM ENERGY CO                       Common Stock          78454L100 9475     160000    SH       SOLE          160000
SUPERIOR ENERGY SERVICES INC       Common Stock          868157108 7765     299000    SH       SOLE          299000
TESORO CORP                        Common Stock          881609101 5445     93000     SH       SOLE          93000
TITAN MACHINERY INC                Common Stock          88830R101 2553     92013     SH       SOLE          92013
TRIANGLE PETROLEUM CORPORATION     Common Stock          89600B201 7702     1167000   SH       SOLE          1167000
TRINITY INDUSTRIES INC             Common Stock          896522109 16183    357000    SH       SOLE          357000
UNION PACIFIC CORPORATION          Common Stock          907818108 9897     69500     SH       SOLE          69500
VALERO ENERGY                      Common Stock          91913Y100 7096     156000    SH       SOLE          156000
WEATHERFORD INTERNATIONAL          REG SHS               H27013103 8097     667000    SH       SOLE          667000
WHITING PETROLEUM CORP             Common Stock          966387102 23386    460000    SH       SOLE          460000
WILLIAMS COMPANIES, INC.           Common Stock          969457100 13860    370000    SH       SOLE          370000

							    Total: 506855

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